INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13:-INCOME TAXES

CyberArk Software Ltd.'s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.Corporate tax in Israel:

Ordinary taxable income is subject to a corporate tax rate of 23% for the years 2019-2021.

b.Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2019	2020	2021

Domestic income (loss)	$52,254	$(12,643)	$(113,339)
Foreign income	17,830	12,254	22,010

	$70,084	$(389)	$(91,329)

c.Deferred income taxes:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2020	2021
Deferred tax assets:

Carry-forwards losses and credits	$36,314	$42,202
Capital losses carry-forwards	94	96
Research and development expenses	2,521	11,848
Deferred revenues	10,345	11,005
Intangible assets	8,037	7,730
Share-based compensation	11,547	15,046
Operating lease liability	1,351	1,088
Accruals and other	3,695	4,638

Gross deferred tax assets before valuation allowance	73,904	93,653

Less: Valuation allowance	19,591	20,614

Total deferred tax assets	$54,313	$73,039

Deferred tax liabilities:

Intangible assets	$1,606	$2,189
Convertible senior notes	8,724	6,946
Deferred commission	8,251	14,969
Operating lease ROU asset	1,254	827
Property and equipment and other	1,669	941

Gross deferred tax liabilities	$21,504	$25,872
Net deferred tax assets	$32,809	$47,167

As of December 31, 2021, $55,505 of undistributed earnings held by the Company's foreign subsidiaries are designated as indefinitely reinvested. If these earnings were repatriated to Israel, it would be subject to Israeli income taxes and to foreign withholding taxes and an adjustment for foreign tax credits. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

d.Income taxes are comprised as follows:

	Year ended December 31,
	2019	2020	2021

Current	$13,994	$7,357	$4,589
Deferred	(6,974)	(1,988)	(11,972)

	$7,020	$5,369	$(7,383)
	Year ended December 31,
	2019	2020	2021

Domestic	$8,093	$(1,431)	$(12,171)
Foreign	(1,073)	6,800	4,788

	$7,020	$5,369	$(7,383)

e.A reconciliation of the Company's theoretical income tax expense (benefit) to actual income tax expense (benefit) is as follows:

	Year ended December 31,
	2019	2020	2021

Income (loss) before income taxes	$70,084	$(389)	$(91,329)

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical income tax expense (benefit)	16,119	(89)	(21,006)

Excess tax benefits related to share-based compensation	(6,391)	(3,645)	(4,424)
Non-deductible expenses	3,002	3,054	3,988
Intra-entity intellectual property transfer	-	5,036	-
Valuation allowance	-	-	1,896
Unrecognized tax benefits	1,343	(322)	(1,638)
Foreign and preferred enterprise tax rates differential	(6,717)	1,714	12,171
Impact of CARES Act	-	(683)	-
Prior years and others	(336)	304	1,630

Income tax expense (tax benefit)	$7,020	$5,369	$(7,383)

f.Net operating loss carry-forwards:

As of December 31, 2021, the Company had net operating losses substantially derived from excess tax benefits from share-based payments and capital tax losses, totaling $148,689 and $258, respectively, out of which $141,209 and none of the losses, respectively, were federal net operating losses attributed to the U.S. subsidiary. The rest were attributed to Israel, can be carried forward indefinitely and resulted mainly from acquisitions made by the Company. Out of these federal net operating losses attributed to the U.S. subsidiary, $45,955 are subject to up to 20-year carryforward period. The remaining $95,254 can be carried forward indefinitely, but are subject to the 80% taxable income limitation upon utilization. Utilization of some of these U.S. net operating losses is subject to annual limitation due to the "change in ownership" provisions of the U.S. Internal Revenue Code and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

g.Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

As of December 31, 2021, approximately $16,353 was derived from tax exempt profits earned by the Company's "Approved Enterprises" and "Beneficiary Enterprise". The Company and its Board of Directors have determined that such tax-exempt income will not be distributed as dividends and intends to reinvest the amount of its tax-exempt income earned by the Company. Accordingly, no provision for deferred income taxes has been provided on income attributable to the Company's "Approved Enterprises" and "Beneficiary Enterprises" as such income is essentially permanently reinvested.

If the Company's retained tax-exempt income is distributed, the income would be taxed at the applicable corporate tax rate as if it had not elected the alternative tax benefits under the Law for the Encouragement of Capital Investments ("Investment Law") and an income tax liability of up to $4,015 would be incurred as of December 31, 2021.

In December 2016, the Israeli Knesset passed Amendment 73 to the Investment Law which included a number of changes to the Investment Law regimes through regulations approved on May 1, 2017 and that have come into effect from January 1, 2017.

Applicable benefits under the new regime include:

-Introduction of a benefit regime for "Preferred Technology Enterprises" ("PTE") granting a 12% tax rate in central Israel – on qualified income deriving from Benefited Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports to large markets.

-A 12% capital gains tax rate on the sale of a preferred intangible asset to a foreign affiliated enterprise, provided that the asset was initially purchased from a foreign resident at an amount of NIS 200 million or more.

-A withholding tax rate of 20% for dividends paid from PTE income (with an exemption from such withholding tax applying to dividends paid to an Israeli company). Such rate may be reduced to 4% on dividends paid to a foreign resident company, subject to certain conditions regarding percentage of foreign ownership of the distributing entity.

The Company adopted the PTE since 2017 and believes it is generally eligible for its benefits.

In addition the company received a ruling from the Israeli tax authorities which approves the PTE's benefits.

h.Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that the Company currently qualifies as an "industrial company" under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

i.Tax Benefits for Research and Development:

Section 20A to the Israeli Income Tax Ordinance allows, under certain conditions, a tax deduction for research and development expenses, including capital expenses, for the year in which they are paid. Such expenses must relate to scientific research in industry, agriculture, transportation, or energy, and must be approved by the relevant Israeli government ministry, determined by the field of research. Furthermore, the research and development must be for the promotion of the company's business and carried out by or on behalf of the company seeking such tax deduction. However, the amount of such deductible expenses is reduced by the sum of any funds received through government grants for the finance of such scientific research and development projects. As for expenses incurred in scientific research that is not approved by the relevant Israeli government ministry, they will be deductible over a three-year period starting from the tax year in which they are paid. The Company believes that it is eligible for the above mentioned benefit for the majority of its research and development expenses.

j.Coronavirus Aid, Relief, and Economic Security Act ("CARES Act"):

On March 27, 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act ("CARES Act") to provide certain relief as a result of the COVID-19 outbreak. Some of the key income tax-related provisions of the CARES Act include modification in the usage of net operating losses, interest deductions and payroll benefits. During the year 2020, the Company recorded a tax benefit (see Note 13e).

k.Tax assessments:

As of December 31, 2021, the Company has reached a corporate tax assessment agreement with the Israeli Tax Authorities in relation to tax years 2016 through 2018, as reflected below in the unrecognized tax benefits schedule. As of the date of the approval of the financial statements, the Company is under a corporate tax assessment by the Israeli Tax Authorities for the tax years 2019 and 2020.

As of that date, the U.K. subsidiary's tax years until December 31, 2019 are subject to statutes of limitation effective in the U.K.

For the U.S. subsidiary's tax years ended December 31, 2018 through 2021, statute of limitation have not yet expired. For companies acquired by the U.S. subsidiary, there are open loss years from 2018 through 2020.

l.Unrecognized tax benefits:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2019	2020	2021

Opening balance	$1,993	$3,728	$4,633
Decrease related to settlements with taxing authorities	-	(796)	(2,382)
Increase related to prior year tax positions	120	74	976
Decrease related to expiration of statutes of limitations	(242)	(92)	-
Increase related to current year tax positions	1,857	1,719	643

Closing balance	$3,728	$4,633	$3,870

During the years ended December 31, 2019, 2020 and 2021, the Company recorded $47, $21 and $(21), respectively, for interest expense (income) related to uncertain tax positions. As of December 31, 2020 and 2021, accrued interest was $133 and $112, respectively.

Although the Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement, there is no assurance that the final tax outcome of its tax audits will not be different from that which is reflected in the Company's income tax provisions. Such differences could have a material effect on the Company's income tax provision, cash flow from operating activities and net income in the period in which such determination is made.